Marketable Securities (Details) - Schedule of changes in other comprehensive income of available for sale securities - Other Comprehensive Income (Loss) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities (Details) - Schedule of changes in other comprehensive income of available for sale securities [Line Items]
Other comprehensive income from available-for-sale securities, Beginning	$ 1	$ (94)
Unrealized gain(loss) from available-for-sale securities	(1)	95
Other comprehensive income/loss from available-for-sale securities, Ending		$ 1